Material accounting policy information - Summary of Property and Equipment Are Depreciated On A Straight Line Basis Over The Estimated Useful Life of The Assets (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Minimum
Significant accounting policies
Estimated useful life in years	5 years
Buildings | Maximum
Significant accounting policies
Estimated useful life in years	12 years
Other facilities and equipment | Minimum
Significant accounting policies
Estimated useful life in years	3 years
Other facilities and equipment | Maximum
Significant accounting policies
Estimated useful life in years	15 years